COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
31	COMMITMENTS AND CONTINGENCIES

Legal claim contingencies

i)	Madoff Trustee Litigation and Fairfield Litigation -

In September 2011, the Trustee for the liquidation of Bernard L. Madoff Investment Securities LLC (“BLMIS”) and the substantively consolidated estate of Bernard L. Madoff (the “Madoff Trustee”) filed a complaint (the “Madoff Complaint”) against Credicorp’s subsidiary, ASB (now ASB Bank Corp.), in the U.S. Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”). The Madoff Complaint sought recovery of approximately US$120.0 million in principal amount, which the Complaint is alleged was equal to the amount of redemptions between the end of 2004 and the beginning of 2005 of ASB-managed Atlantic U.S. Blue Chip Fund assets invested in Fairfield Sentry Limited (“Fairfield Sentry”), together with fees, costs, interest and expenses. The Madoff Complaint sought the recovery of these redemptions from ASB Bank Corp. as “subsequent transfers” or “avoided transfers” from BLMIS to Fairfield Sentry, which Fairfield Sentry in turn subsequently transferred to ASB Bank Corp. The Madoff Trustee also filed similar “claw back” actions against numerous other alleged “subsequent transferees” that invested in Fairfield Sentry and its sister entities, which, in turn, invested in and redeemed funds from BLMIS.

In April 2012, Fairfield Sentry (in liquidation) and its representative, Kenneth Krys (the “Fairfield Liquidator”), filed a complaint (the “Fairfield Complaint”) against ASB (now ASB Bank Corp.) in the Bankruptcy Court (the “Fairfield v. ASB Adversary Proceeding”). The Fairfield Complaint sought  to recover US$115.2 million in principal amount from ASB Bank Corp., representing the amount of ASB Bank Corp.’s redemptions of certain investments in Fairfield Sentry, together with fees, costs, interest, and expenses. These were  essentially the same funds that the Madoff Trustee sought  to recover in the Madoff Trustee litigation as described above. After the Fairfield Complaint was filed, the Bankruptcy Court procedurally consolidated the Fairfield v. ASB Adversary Proceeding with other adversary actions brought by the Fairfield Liquidator against former investors in Fairfield Sentry.

On January 30, 2024, (i) the Madoff Trustee and ASB Bank Corp. entered into a release and settlement agreement (the “Madoff Settlement”) and (ii) the Fairfield Liquidator and ASB Bank Corp. simultaneously entered into a release and settlement agreement (the “Fairfield Settlement”), which settlements, without admission of liability, have resolved all disputes related to the Madoff Complaint and the Fairfield Complaint among ASB Bank Corp., the Madoff Trustee and the Fairfield Liquidator. Under the terms of the settlements, after approval of the Madoff Settlement by the Bankruptcy Court, among other things, ASB Bank Corp. would  pay the Madoff Trustee the amount of US$42.8 million (the “Settlement Amount”) (for which ASB Bank Corp. and its affiliates were already  fully provisioned), and the Madoff Trustee and the Fairfield Liquidator would  dismiss the Madoff Complaint and the Fairfield Complaint, as applicable, with prejudice and without costs to either party. On March 18, 2024, the Bankruptcy Court approved the Madoff Settlement. On April 3, 2024, ASB Bank Corp. paid the Madoff Trustee the Settlement Amount. On April 5, 2024, the Madoff Trustee dismissed the Madoff Complaint with prejudice and without costs to either party. On April 8, 2024, the Fairfield Liquidator dismissed the Fairfield Complaint with prejudice and without costs to either party. The full and final dismissal of the Fairfield Complaint is pending confirmation by the Second Circuit Court of Appeals of the dismissal with prejudice of the previously pending appeal by the Fairfield Liquidator.

ii)	Government Investigations -

In 2019, the former Chairman and the current Vice Chairman of the Board of Directors of Credicorp, in their respective capacities as Chairman of the Board and as a Director of BCP Stand-alone, were summoned as witnesses by Peruvian prosecutors, along with 26 other Peruvian business leaders, to testify in connection with a judicial investigation that is being carried out regarding contributions made to the electoral campaign of a political party in the 2011 Peruvian presidential elections. The former Chairman informed prosecutors that in 2010 and 2011 Credicorp made donations totaling US$3.65 million to the political party Fuerza 2011 campaign (in total amounts of US$1.7 million in 2010 and US$1.95 million in 2011). These contributions were made in coordination with the General Manager of Credicorp at that time. While the amount of these contributions exceeded the limits then permitted under Peruvian electoral law, the law in place at that time imposed no sanction against contributors but only against the recipients of the campaign contribution.

The former Chairman also informed the prosecutors that in 2016, three subsidiaries of Credicorp (BCP, Mibanco and Grupo Pacífico) made donations totaling S/711,000 (approximately US$200,000) to the political party Peruanos Por el Kambio. These contributions were made in compliance with both Peruvian electoral law and with Credicorp’s own political contributions guidelines, adopted in 2015.

The Peruvian Superintendencia del Mercado de Valores (‘SMV’ for its Spanish acronym) has initiated a sanctioning process against Credicorp, for failing to disclose to the market, in due course, the political campaign contributions in the years 2011 and 2016. The SMV also has initiated a sanctioning process against three subsidiaries of Credicorp (BCP, Mibanco and Grupo Pacífico), for failing to disclose to the market, in due course, the political campaign contributions made in connection with the 2016 presidential elections. The SMV notified Credicorp, BCP, Mibanco and Grupo Pacifico with first instance resolutions on these proceedings. The mentioned resolutions imposed pecuniary sanctions (fines) on Credicorp and the three subsidiaries as a result of these sanctioning processes. Credicorp, BCP, Mibanco and Grupo Pacifico appealed the resolutions. After expiration of the term to resolve the appeals, Credicorp and its three subsidiaries asserted their right to negative administrative silence and to resort to the Judiciary. Notwithstanding Credicorp and its three subsidiaries proceeded to pay the fines imposed by the SMV, in compliance with Peruvian law. To date, the matter is subject to the decision of the Judiciary.

Credicorp believes that neither the political campaign contributions nor the related SMV sanctioning processes pose a significant risk of material liability to the Company or will have a material effect on the Company´s business and financial position since the fines imposed by the SMV have already been paid.

On November 11, 2021, Credicorp disclosed that its incoming CEO, Mr. Gianfranco Ferrari de las Casas, informed the Company  of a Prosecutor’s Decision issued by the Corporate Supraprovincial Prosecutor’s Office Specialized in Officer Corruption Offenses Special Team – Fourth Court Division (Fiscalía Supraprovincial Corporativa Especializada en Delitos de Corrupción de Funcionarios Equipo Especial – Cuarto Despacho).  Through such notice, Mr. Ferrari was informed that he has been included in the preparatory investigation carried out against Mr. Yehude Simon M. and an additional sixty-five (65) individuals on the grounds of, in his particular case, alleged primary complicity in the alleged crime against the public administration, aggravated collusion, incompatible negotiation or improper use of position and criminal organization detrimental to the Peruvian State, in connection with the financial advisory services provided by BCP Stand-alone to the Olmos Project. To date Mr. Ferrari is still included in the preparatory investigation. Mr. Ferrari has already filed certain legal defenses in order to be excluded from the investigation.

Credicorp has reviewed the performance of the officers of Banco de Crédito del Peru in relation to the financial advisory services provided by the bank in connection with the Olmos Project and believes that the facts under investigation do not give rise to any liability of Banco de Credito del Peru or its officers. Credicorp bases this view on the qualified opinion of external consultants specialized in the matter. Therefore, Credicorp believes that the opening of the aforementioned preparatory investigation will not have any impact on the normal operation of the Company, nor will it affect the dedication and performance of its officers in undertaking their regular duties.